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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen North Carolina Municipal Bond Fund, for the quarter ended May 31, 2009. This series has August 31 fiscal year end.

Date of reporting period: May 31, 2009

Item 1 – Schedule of Investments

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
AIRPORT 1.3%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,786,269

CONTINUING CARE RETIREMENT COMMUNITY 5.4%
North Carolina Med. Care Commission Hlth. Care Facs. RB, First Mtge., Presbyterian Homes Proj.:
5.40%, 10/01/2027	1,000,000	823,510
5.50%, 10/01/2031	2,000,000	1,520,200
5.60%, 10/01/2036	1,500,000	1,118,280
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,731,933
Ser. C, 4.65%, 10/01/2034	2,000,000	1,994,480
Givens Estates Proj., Ser. A, 6.375%, 07/01/2023	3,000,000	3,569,160

		11,757,563

EDUCATION 13.5%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 9.49%, 12/01/2036 +	10,000,000	10,487,000
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.00%, 10/01/2044 ##	14,400,000	14,575,392
University of North Carolina Charlotte RB, Ser. B, 5.00%, 04/01/2036	4,000,000	4,085,560

		29,147,952

ELECTRIC REVENUE 19.6%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,755,650
6.50%, 01/01/2018	3,750,000	4,342,912
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	11,100,000	12,459,639
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,659,250
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	10,000,000	10,931,500
Ser. B, 6.375%, 01/01/2013	5,000,000	5,144,400

		42,293,351

GENERAL OBLIGATION – LOCAL 2.9%
Union Cnty., NC GO, Ser. A:
5.00%, 03/01/2018	2,285,000	2,657,615
5.00%, 03/01/2019	3,015,000	3,506,083

		6,163,698

GENERAL OBLIGATION – STATE 7.3%
North Carolina GO, Pub. Impt., Ser. A, 5.00%, 03/01/2020	14,000,000	15,694,760

HOSPITAL 15.1%
Charlotte-Mecklenburg, NC Hosp. Auth. RB, Hlth. Care Sys., Ser. A:
5.00%, 01/15/2018, (Insd. by MBIA)	5,000,000	5,349,450
5.00%, 01/15/2019, (Insd. by MBIA)	4,500,000	4,750,695
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.20%, 09/01/2009	150,000	150,009
New Hanover Cnty., NC Hosp. Auth. RB, New Hanover Regl. Med. Ctr. Proj., 5.125%, 10/01/2031 #	1,800,000	1,758,906
North Carolina Johnston Mem. Hosp. Auth. RB, Johnston Mem. Hosp. Proj., Ser. A, 5.25%, 10/01/2036	8,000,000	7,885,200
North Carolina Med. Care Commission RB:
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,827,563
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,429,706
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,001,650
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	500,000	483,130
5.75%, 10/01/2019	1,090,000	904,417

		32,540,726

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.8%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	$190,000	$190,602
North Carolina HFA RB:
Ser. 08-A:
6.00%, 07/01/2011	355,000	359,047
6.10%, 07/01/2013	410,000	413,784
Ser. 09-A, 5.60%, 07/01/2016	2,310,000	2,325,108
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	625,000	626,194

		3,914,735

INDUSTRIAL DEVELOPMENT REVENUE 5.1%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%, 12/01/2020	2,950,000	2,502,337
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,449,753

		10,952,090

MISCELLANEOUS REVENUE 2.8%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,053,600
West Baton Rouge Parish, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, FRN, 6.60%, 11/01/2025, (Gtd. by Dow Chemical Co.)	1,000,000	1,000,000

		6,053,600

PRE-REFUNDED 1.9%
Charlotte, NC COP, Pub. Safety Facs. Proj., Ser. B, 5.50%, 12/01/2020	3,695,000	3,997,657

SPECIAL TAX 3.8%
Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2018	8,300,000	8,293,692

TRANSPORTATION 4.0%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	8,591,941

WATER & SEWER 14.6%
Cape Fear, NC Water & Sewer Sys. RB:
5.00%, 08/01/2024	300,000	324,456
5.00%, 08/01/2028	1,000,000	1,053,310
5.00%, 08/01/2031	5,000,000	5,163,100
5.00%, 08/01/2035	10,000,000	10,168,600
Charlotte, NC Water & Sewer Sys. RB, 5.00%, 07/01/2038	6,480,000	6,685,092
Raleigh, NC Comb Enterprise Sys. RB, Ser. A, 5.00%, 03/01/2036	5,000,000	5,123,400
Winston-Salem, NC Water & Sewer Sys. RB, 5.00%, 06/01/2039	2,950,000	3,024,724

		31,542,682

Total Municipal Obligations (cost $207,868,755)		213,730,716

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.82% q ø ## (cost $983,794)	983,794	983,794

Total Investments (cost $208,852,549) 99.5%		214,714,510
Other Assets and Liabilities 0.5%		1,016,510

Net Assets 100.0%		$215,731,020

+	Inverse floating rate security
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FRN	Floating Rate Note
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2009:

North Carolina	88.6%
Puerto Rico	7.9%
U.S. Virgin Islands	2.4%
Louisiana	0.5%
Oregon	0.1%
Non-state specific	0.5%

100.0%

On May 31, 2009, the aggregate cost of securities for federal income tax purposes was $208,870,880. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,944,372 and $2,100,742, respectively, with a net unrealized appreciation of $5,843,630.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“F AS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On September 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$983,794
Level 2 – Other Significant Observable Inputs	213,730,716
Level 3 – Significant Unobservable Inputs	0

Total	$214,714,510

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: July 30, 2009

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: July 30, 2009